Income tax expense - Summary of deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred tax assets	₩ 593,852	₩ 440,430
Deferred tax liabilities	₩ (634,945)	₩ (804,741)